FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Movement of financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of assets
Assets at beginning of period	$ 10,920
Transfers		$ 0	$ 0
Assets at end of period	9,966	10,920
Fair value of liabilities
Liabilities at beginning of period	(5,352)
Transfers	0	0
Liabilities at end of period	(4,707)	(5,352)
Level 3 | Acquisition consideration liability
Fair value of liabilities
Liabilities at beginning of period	(84)	(128)
Arising on acquisitions	(32)
Payments	20	23
Remeasurement	19	21
Discount unwind	(1)
Liabilities at end of period	(78)	(84)	(128)
Level 3 | Investments
Fair value of assets
Assets at beginning of period	10	9
Additions	2	2
Fair value remeasurement		(1)
Assets at end of period	12	10	9
Level 3 | Contingent consideration receivable
Fair value of assets
Assets at beginning of period	20	37
Fair value remeasurement		1
Receipts	(2)	(18)
Assets at end of period	$ 18	$ 20	$ 37